CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (14,083)	$ (13,628)	$ (12,004)
Adjustments required to reconcile net loss to net cash used in operating activities:
Non-cash stock-based compensation	3,543	2,469	3,400
Depreciation	370	299	179
Severance pay, net	59	75	(7)
Gain from sale of Evogene shares	(3,711)		(239)
Changes in fair value of exchange option and embedded derivatives in the research and development funding arrangements	811	588	113
Amortization of the Research and Development Component within research and development funding arrangement	(230)	(130)
Change in the fair value of liability with respect to outstanding options to non-employee	(104)	(20)
Decrease (increase) in trade receivables and other accounts receivable and prepaid expenses	(1,105)	(112)	43
Decrease (increase) in long-term prepaid expenses	202	(301)
Increase (decrease) in trade payables and other accounts payable and accrued expenses	1,037	(86)	(734)
Increase in deferred revenue	6,772
Net cash used in operating activities	(6,439)	(10,846)	(9,249)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	3,215	16,525	14,524
Investment in short-term bank deposits	(18,015)	(3,215)	(16,525)
Changes in restricted cash	(50)		592
Purchase of property and equipment	(328)	(1,005)	(96)
Decrease (increase) in long-term lease deposits		(42)	47
Proceeds from sale of investment in Evogene	3,603		232
Net cash provided by (used in) investing activities	(11,575)	12,263	(1,226)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	19,760	6,211
Proceeds from research and development funding arrangements	5,000	1,000	7,000
Proceeds from exercise of options	5,631	1,900	2,021
Net cash provided by financing activities	30,391	9,111	9,021
Increase (decrease) in cash and cash equivalents	12,377	10,528	(1,454)
Cash and cash equivalents at the beginning of the year	16,374	5,846	7,300
Cash and cash equivalents at the end of the year	28,751	16,374	5,846
Supplemental disclosure of non-cash investing and financing activities:
Receivables on account of shares		56	20
Purchase of property and equipment		47
Cash paid (received) during the year for:
Income taxes	500
Interest payments from bank short-term deposits and cash equivalents	$ (112)	$ (297)	$ (351)